Income taxes - Summary of income tax recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Current tax	€ (792)	€ (1,301)	€ (5,928)
Deferred tax	19,413	3,104	(3,685)
Income taxes	€ 18,621	€ 1,803	€ (9,613)